INVESTMENT PROPERTIES - Impact on Fair Value from Assumption Changes (Details) - Property $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of fair value measurement of assets [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	0.25%
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 3,600
Core Office | United States
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	752
Core Office | Canada
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	253
Core Office | Australia
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	161
Core Office | Europe
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	158
Core Office | Brazil
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	2
Core Retail
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	1,067
LP Investments- Office
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	399
LP Investments- Retail
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	126
Mixed-use
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	139
Multifamily
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	97
Triple Net Lease
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	141
Student Housing
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	129
Manufactured Housing
Disclosure of fair value measurement of assets [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, assets	$ 176